Income Tax - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Differences between statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Increase (Decrease ) in effective income tax rate resulting from
Entities not subject to income tax	9.83%	5.39%	3.46%
Tax rate differential on entities not subject to PRC income tax (as a percent)	(2.83%)	(2.60%)	(1.17%)
Share-based compensation (as a percent)	1.11%	3.01%	11.31%
Non-deductive expense without tax invoice	2.08%	0.76%	13.02%
R&D surplus deduction	(5.41%)	(7.78%)
Others (as a percent)	(5.12%)	(5.50%)	1.89%
Change in valuation allowance (as a percent)	(8.38%)	2.47%	(84.45%)
Effective income tax rate	16.28%	20.75%	(30.94%)